Investments in associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 13,481	$ 18,700
Non-current assets.	66,671	75,486
Total assets	80,152	94,186
Current liabilities	13,090	14,655
Non-current liabilities	32,534	38,550
Total liabilities	45,624	53,205
Equity	34,528	40,981	$ 37,358	$ 35,306
Net revenue	38,056	41,784	43,839
Net income (loss)	5,975	8,105	$ 16,810
Anglo American Minerio De Ferro Do Brasil S. A [Member]
IfrsStatementLineItems [Line Items]
Current assets	683
Non-current assets.	8,375
Total assets	9,058
Current liabilities	1,033
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Current assets	369	374
Non-current assets.	374	420
Total assets	743	794
Current liabilities	138	133
Non-current liabilities		1
Total liabilities	138	134
Equity	605	660
Net revenue	307	194
Net income (loss)	194	172
Mrs Logistica S.A. [Member]
IfrsStatementLineItems [Line Items]
Current assets	868	954
Non-current assets.	2,461	2,779
Total assets	3,329	3,733
Current liabilities	547	704
Non-current liabilities	1,576	1,709
Total liabilities	2,123	2,413
Equity	1,206	1,320
Net revenue	1,303	1,291
Net income (loss)	263	243
PT Vale Indonesia Tbk [Member] |
IfrsStatementLineItems [Line Items]
Current assets	1,183
Non-current assets.	4,792
Total assets	5,975
Current liabilities	264
Non-current liabilities	147
Total liabilities	411
Equity	5,564
Net revenue	472
Net income (loss)	(85)
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Current assets	88
Non-current assets.	1,779
Total assets	1,867
Current liabilities	40
Non-current liabilities	596
Total liabilities	636
Equity	1,231
Net revenue	67
Net income (loss)	31
Vli S.A. [Member]
IfrsStatementLineItems [Line Items]
Current assets	786	935
Non-current assets.	2,757	3,309
Total assets	3,543	4,244
Current liabilities	799	933
Non-current liabilities	1,592	2,143
Total liabilities	2,391	3,076
Equity	1,152	1,168
Net revenue	1,705	1,682
Net income (loss)	275	(366)
Alianca Norte Energia Participacoes [Member]
IfrsStatementLineItems [Line Items]
Non-current assets.	146	210
Total assets	146	210
Non-current liabilities	1	2
Total liabilities	1	2
Equity	145	208
Net income (loss)	(20)	(15)
Alianca Norte Energia Participacoes [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	2,081
Total liabilities	3,114
Equity	5,944
Net revenue	2,085
Net income (loss)	$ 401
Alianca Geracao De Energia [Member]
IfrsStatementLineItems [Line Items]
Current assets		120
Non-current assets.		1,064
Total assets		1,184
Current liabilities		171
Non-current liabilities		365
Total liabilities		536
Equity		648
Net revenue		230
Net income (loss)		$ 88